Shareholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Shareholders' Deficit

Note 5 – Shareholders’ Deficit

Preferred Stock

As of June 30, 2021, the Company had authorized for issuance a total of 1,000,000 shares of preferred stock, par value of $0.0001 per share (“Preferred Stock”), and as of that date, no shares of Preferred Stock were issued or outstanding.

Common Stock

Upon finalizing the calculation of the aggregate purchase price with respect to the Business Combination in April 2021, the Company released 299,999 shares of Class A common stock and $10 in cash in lieu of fractional shares to former Onyx shareholders pursuant to the Business Combination Agreement.

As of June 30, 2021, the Company had 33,173,456 shares of Class A common stock outstanding and had reserved 7,698,178 shares of Class A common stock for issuance as follows:

a)	Indemnification reserve: Upon the expiration of the indemnification period of two years from the closing of the Business Combination as described in the Business Combination Agreement, subject to the payments of indemnity claims, if any, the Company will issue up to 750,000 shares of Class A common stock to former Onyx shareholders.

b)	Equity Plans reserve: 4,904,596 shares of Class A common stock reserved for future issuance under the PARTS iD, Inc. 2020 Equity Incentive Plan, of which 2,968,881 shares of Class A Common Stock were subject to outstanding awards, and 2,043,582 shares of Class A common stock reserved for future issuance under the PARTS iD, Inc. 2020 Employee Stock Purchase Plan.

Further, pursuant to the Business Combination Agreement, the Sponsor has a right to 1,502,129 shares of Class A common stock should its price exceed $15.00 per share for any thirty-day trading period during the 730 calendar days after the closing of the Business Combination.

Note 5 – Shareholders’ Deficit

Preferred Stock

In connection with the merger (Note 1), Legacy purchased all outstanding 1,000,000 shares of preferred stock of Onyx for payments of $9.0 million in cash and $11.0 million of the Company’s common stock, assumed by Legacy Acquisition Sponsor I LLC, a Delaware limited liability company (the “Sponsor”), through the transfer of 1,100,000 of the Sponsor’s shares of Legacy Class A common stock at $10.00 per share.

This redemption of preferred stock was accounted for as an extinguishment and the Company recognized a deemed dividend of $15.0 million. Deemed dividend is calculated as the excess fair value of the $9.0 million cash and $11.0 million of the Company’s common stock over the $5.0 million carrying value of the preferred stock at the time of redemption. The deemed dividend is recognized as a component of net loss attributable to Class A common stockholders for purposes of computing basic and diluted earnings per share. Because the Company has an accumulated deficit, the deemed dividend and the redemption of preferred stock is recorded within additional paid in capital.

As of December 31, 2020, the Company had authorized for issuance a total of 1,000,000 shares of preferred stock, par value of $0.0001 per share (“Preferred Stock”). As of December 31, 2020, no shares of Preferred Stock were issued or outstanding. The Certificate of Incorporation of the Company authorizes the Board to fix the voting rights, if any, designations, powers, preferences and relative, participating, optional, special, and other rights at the time of issuance of any Preferred Stock.

As of December 31, 2019, there were 1,000,000 shares of Series A preferred stock outstanding. The preferred stock was non-voting and entitled to a 10% cumulative dividend and held certain liquidation preferences that were senior to the common stockholders. As of December 31, 2019, the Company recorded a liability for unpaid accrued dividends of $41,667.

Common Stock

As of December 31, 2020, the Company had 32,873,457 shares of Class A common stock outstanding and had reserved 7,998,178 shares of Class A common stock for issuance as follows:

a)	Adjustment reserve: Upon finalizing the Merger consideration, subject to the adjustments, if any, the Company will issue up to 300,000 Common shares to former Onyx shareholders.

b)	Indemnification reserve: Upon the expiration of the indemnification period of three years as described in the Business Combination Agreement, subject the payments of indemnity claims, if any, the Company will issue up to 750,000 Common shares to former Onyx shareholders.

c)	Equity Plans reserve: 4,904,596 shares reserved for future issuance under the Company’s 2020 Equity Incentive Plan and 2,043,582 shares reserved for future issuance under the Company’s 2020 Employee Stock Purchase Plan.

Further, pursuant to the Business Combination Agreement, the Sponsor has a right to 1,502,129 shares of Class A common stock should its price exceed $15.00 per share for any thirty-day trading period during the 730 calendar days after the effective date of the Business Combination.

Voting, Dividends, and Other Distributions

Subject to the rights of Preferred stock, if any, the holders of Class A and Class F Common stock are entitled to a) one vote for each share on all matters that require stockholder approval, b) receive dividends and distributions as and when declared by the Board out of any assets or funds legally available therefor, equally on a per share basis, and c) share the distribution of all remaining or surplus assets, if any, in the event of liquidation, dissolution or winding up of the Company, ratably in proportion to the number of shares of Common stock held by them.

Rights and Options

The Company has the authority to create and issue rights, warrants and options entitling the holders thereof to acquire from the Company any shares of its capital stock of any class or classes, with such rights, warrants and options to be evidenced by or in instrument(s) approved by the Board. The Board is empowered to set the exercise price, duration, times for exercise and other terms and conditions of such rights, warrants or options; provided, however, that the consideration to be received for any shares of capital stock issuable upon exercise thereof may not be less than the par value thereof. The common stockholders do not carry any preemptive rights enabling them to subscribe for, or receive shares of, common stock or any other securities convertible into shares of common stock.

As of December 31, 2019, the Company had issued 24,950,958 shares of common stock having equal voting rights (one share, one vote) and were entitled to dividends if and when declared by the Board of Directors, subject to the rights and provisions of Series A Preferred Stock outstanding at that time.